[LOGO] BB&T Funds
Sensible Investing for Generations/R/



                              SEMI-ANNUAL REPORT


                               EQUITY INDEX FUND



                                        CLASS A SHARES


                                        CLASS B SHARES CLASS C SHARES

                                 JUNE 30, 2002

   LETTER AND SEMI ANNUAL REPORT FROM THE PRESIDENT AND THE INVESTMENT ADVISOR


Dear Shareholders:

It is no secret that the stock market has been struggling of late. As many articles in the financial press have noted, the first six months of 2002 represented the worst such period for many market indices in more than three decades. The S&P 500 Stock Index (the "S&P 500")/1/, which the BB&T Equity Index Fund closely tracks, was down over 13% for the six months ended June 30, 2002.

The recent losses have prolonged the market's steady decline since the end of the speculative "bubble" that characterized the dot.com era of the late 1990s, and drove stocks to unreasonable and unsustainable heights. Indeed, as I write this letter in mid-July, the S&P 500 has dropped nearly 40%, and the Nasdaq Composite Index/2/ has plunged more than 70%, since their respective highs in March 2000.

What factors have driven stocks to such low points? Just as the market seem to recover from the events of September 11, a wave of unsettling news began to emerge. Several accounting scandals, the apparent failure of a number of corporate boards and officers to properly manage their companies, and general world unrest conspired to create a climate of doubt and insecurity about the market's near-term prospects, and drove investors to dump stocks and seek relative safety in fixed-income securities.

A year ago, Enron, WorldCom, Global Crossing, Adelphia and Arthur Andersen were respected company names. Today they are representative of greed, fraud and mismanagement at the highest levels of corporate America. It is understandable that this spate of business failures has rocked the financial markets. Gone are the days when virtually all stocks, good and bad alike, were lifted by a particularly exuberant tide of optimism. Investors today are more rational; before sinking their money into a company's stock, they demand tangible product lines, viable business models, real revenues, earnings, and credible management. We are not surprised that the stock market, and funds such as this one, have struggled.

At the same time, we believe the wholesale selling has been overdone. Individual investors tend to overreact to negative news, even if the reports only have short-term implications. When equity prices are falling, skittish investors bailing out of companies with bad news often sell shares in financially strong companies, as well.

However, as professional investors, we take a long-term view, and we see many reasons why the stock market should be poised for a recovery:

   .The domestic economy is improving. A spate of recent economic reports indicates that, despite falling stock prices, the U.S. economy already has begun to recover from last year's mild recession. With interest rates still low, inflation under control and other fundamentals gaining strength, corporate earnings should rebound later this year. In this environment, we would expect stock prices to move upward.

   .Weakness in the dollar will help U.S. exports. Some politicians and media types have complained that the weaker dollar signals a deteriorating U.S. economy. We disagree. The dollar was unusually strong for the past seven years, a remarkably long streak that could not last forever. Rather than compromising the economy, a weaker dollar could make U.S. goods more attractive to overseas customers.

   .Stocks are more fairly valued. With the market euphoria of the late 1990s completely behind us, company valuations have returned to levels that are more realistic. Once investors get over their current apathy toward equities, they will find that many stocks are available at reasonable prices, with attractive growth potential.

   .There is an upside to the corporate governance crisis. The Bush
    Administration, Congress and the majority of U.S. corporate officers--who, as a group, are competent and trustworthy--are determined to increase accountability among the managers of American companies. The current scandals should result in actions that will help corporations achieve healthier balance sheets and improve investor confidence.

   .The U.S. economy will not fold in the face of terrorism. Despite continuing danger, the U.S. has again proven itself the largest and strongest economy in the world. Americans are a resolute people. Our country and economy will survive and prosper.

Historically, patient investors have been rewarded. At BB&T, we cannot emphasize enough the importance of resisting emotional overreactions to short-term difficulties and adhering to a diversified investment plan based on long-term objectives. Economic and market fundamentals are in good shape and gaining strength. We believe that the fundamentals will prevail.

A broad recovery in equity prices should include the types of large-company stocks that comprise the S&P 500 Index and which are owned by this Fund. Therefore, we believe that the Fund should continue to play a role in the portfolios of long-term investors committed to stocks.

Sincerely,

/s/ Walter B. Grimm
Walter B. Grimm
President
BB&T Funds

/s/ Keith F. Karlawish
Keith F. Karlawish, CFA
President and Chief Investment Officer
BB&T Asset Management, LLC


   This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The BB&T Funds are distributed by BISYS Fund Services LP. The BB&T Funds are NOT FDIC INSURED and are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.

/1/ The S&P 500 Stock Index is generally representative of the performance of the U.S. common stocks. The Russell Indexes are market cap-weighted and include only common stocks incorporated in the U.S. and its territories. All indexes are subsets of the Russell 3000(R) Index, which represents approximately 98% of the investable U.S. equity market. The indices are unmanaged and do not include the fees and expenses associated with a mutual fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

/2/ The Nasdaq Composite Index is a market price only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign common stocks and American Depository Receipts.

  BB&T EQUITY INDEX FUND

MASTER PORTFOLIO MANAGER                                                          [GRAPHIC]

Barclays Global Fund Advisors, a subsidiary                 Portfolio Managers' Perspective
of Barclays Global Investors, N.A. (S&P       "Investing in an index fund such as ours is based on the conviction
500(R) Index Master Portfolio)                that it's very difficult, if not nearly impossible, to 'beat the market'
BB&T Asset Management, LLC (BB&T Equity       on a consistent basis. Instead, our approach is to take advantage of the
Index Fund)                                   stock market's long-term growth potential, while controlling costs, to help shareholders potentially build wealth over time. We believe the Fund is an
Unlike with many traditional, actively        excellent diversification tool for novice and experienced investors alike, managed investment funds, there is no single  and serve as the foundation of most investors' asset allocation strategies."
portfolio manager who makes investment
decisions for the BB&T Equity Index Fund.
Instead, the Fund invests substantially all
its assets in the S&P 500 Index Master
Portfolio which is managed by a team of
investment professionals from Barclays, who
use a specially designed software program to
maintain a close match to the
characteristics of the S&P 500 Index.

================================================================================


The BB&T Equity Index Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500(R) Stock Index. The Fund employs a two-tier structure, commonly referred to as "master-feeder". The BB&T Equity Index Fund (the "Feeder Fund") invests all of its investable assets in the S&P 500(R) Index Master portfolio ("Master Portfolio"). For simplicity sake, all discussion of the Fund's investment objective, strategies, risks and holdings refer also to the Master Portfolio's objectives, strategies, risks, and holdings unless otherwise indicated.

During the six months ended June 30, 2002, the Fund produced a -13.51% total return (Class A Shares without sales charge). The Fund's benchmark the S&P 500 produced a -13.15% return for the same period./3/

After a flat to positive first quarter for U.S. equity markets, stocks resumed their downward trend during the second quarter. The S&P 500 Index lost 13.4% while smaller securities in the Russell 2000 retreated by 8.35% during last quarter. Most U.S. indices are posting double-digit losses for the year with the S&P 500 Growth losing 16.9% so far this year, leading the drop.

The first quarter Gross Domestic Product/4/ growth was revised to 6.1%. However, this was not enough to accelerate the pace of the economic recovery in the U.S. Pessimism is weighing on the market as shown by consumer confidence dropping from 110.30 in May to 106.4 in June. Also retail sales declined 0.9% in May, further jeopardizing prospects for a recovery in the near future.

Renewed worries about accounting practices among US companies sent stock prices plummeting when WorldCom, Inc. announced it misstated $3.8 billion in expenses. The company immediately announced 17,000 layoffs or 28% of its work force, while Nasdaq halted trading on WorldCom stock pending further investigation.

The technology sector had another difficult quarter; the Nasdaq Composite fell 20.64% during the last three months, extending its losses to -24.84% for the year. Technology securities in the S&P 500 Index were the biggest losers during this period. Questions about a possible economic recovery affected computer manufacturers and many companies already warned the market about weaker sales for this quarter.

Every year on the last business day of June, Frank Russell Company reconstitutes its US equity benchmarks. This is achieved by sorting U.S. stocks from largest to smallest market capitalization. The top 3,000 securities become the Russell 3000 Index. This year, 401 companies were added and 223 companies were deleted from the Russell 3000 Index. This translates into approximately a 2.6% turnover, down from 2.9% for last year.

Lower turnover numbers for 2002 reconstitution can be attributed to a slower economy and a drop in mergers, acquisitions and IPOs over the last twelve months. This year only 69 new additions are companies that went through an IPO since last reconstitution, as compared to 102 and 322 for 2001 and 2000, respectively.

The Russell reconstitution is usually accompanied by the "Russell effect", where new names added tend to outperform the names dropped from the benchmark. This effect is usually more pronounced in the Russell 2000 since turnover is higher and securities involved are smaller and less liquid. Market participants pay close attention to the return differential between names added to the Russell 2000 Index and the names deleted from the same index.

Over the last quarter deletes greatly under-performed the Russell 2000 by as much as 40% as these names were sold ahead of June 28. Conversely, the securities added gained strength during the same period when market participants started buying them. We will be watching these spreads over the next few days after June 28. We expect to see this spread reduce when demand for the adds and supply for the deletes recede after Russell reconstitution.

   Past Performance is not indicative of future results.
/3/ With the maximum sales charge of 5.75% the Fund's six month return as of
    June 30, 2002 for Class A Shares was -18.15%.
/4/ The Gross Domestic Product growth is the measure of the market value of the goods and services produced by labor and property in the United States.

   "S&P" 500 is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

BB&T FUNDS
Equity Index Fund


         Statement of Assets and Liabilities
                                                           June 30, 2002
                                                             (Unaudited)
        Assets:
        Investment in S&P 500 Index Master Portfolio, at
         value (Note 1)................................... $ 65,548,405
        Receivable for capital shares issued..............       23,000
        Receivable due from Investment Advisor............       30,000
        Prepaid expenses and other........................        4,004
                                                           ------------
          Total Assets....................................   65,605,409
                                                           ------------
        Liabilities:
        Payable for capital shares redeemed...............      112,555
        Accrued expenses and other payables:
          Distribution fees...............................       11,407
                                                           ------------
          Total Liabilities...............................      123,962
                                                           ------------
        Net Assets:
        Capital stock.....................................   83,173,607
        Undistributed net investment income...............      280,067
        Accumulated undistributed net realized losses on
         investments......................................   (3,185,191)
        Net unrealized depreciation on investments........  (14,787,036)
                                                           ------------
          Net Assets...................................... $ 65,481,447
                                                           ============
        Net Assets
          Class A......................................... $ 55,606,958
          Class B.........................................    9,269,212
          Class C.........................................      605,277
                                                           ------------
          Total........................................... $ 65,481,447
                                                           ============
        Outstanding units of beneficial interests (shares)
          Class A.........................................    8,343,226
          Class B.........................................    1,413,200
          Class C.........................................       92,352
                                                           ------------
          Total...........................................    9,848,778
                                                           ============
        Net asset value
          Class A -- redemption price per share........... $       6.66
          Class B -- offering price per share*............         6.56
          Class C -- offering price per share*............         6.55
                                                           ============
        Maximum Sales Charge -- Class A...................         5.75%
                                                           ============
        Maximum Offering Price (100%/(100% - Maximum
         Sales Charge) of net asset value adjusted to the
         nearest cent) per share -- Class A............... $       7.07
                                                           ============

--------
* Redemption price per share varies by length of time shares are held.

         Statement of Operations
                                  For the Six Months Ended June 30, 2002
                                                             (Unaudited)
        Net Investment Income Allocated from Master
         Portfolio:
        Dividend income................................... $    466,066
        Interest income...................................       35,638
        Expenses..........................................      (16,953)
                                                           ------------
          Net Investment Income Allocated from Master
           Portfolio......................................      484,751
                                                           ------------
        Expenses:
        Administration and transfer agent fees............       74,485
        Distribution fees -- Class A......................      145,520
        Distribution fees -- Class B......................       44,918
        Distribution fees -- Class C......................        2,610
        Fund accounting fees..............................       20,293
        Printing fees.....................................       15,597
        Transfer agent out of pocket fees.................       15,275
        Custodian fees....................................        2,187
        Other fees........................................       31,291
                                                           ------------
          Gross expenses..................................      352,176
          Expenses waived and reimbursed..................     (147,492)
                                                           ------------
          Total Expenses..................................      204,684
                                                           ------------
        Net Investment Income.............................      280,067
                                                           ------------
        Realized/Unrealized Losses Allocated from
         Master Portfolio
        Net realized losses on investments................   (1,917,590)
        Net change in unrealized depreciation on
         investments......................................   (8,432,862)
                                                           ------------
        Net realized/unrealized loss allocated from Master
         Portfolio........................................  (10,350,452)
                                                           ------------
        Change in net assets resulting from operations.... $(10,070,385)
                                                           ============

              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund




 Statements of Changes in Net Assets

                                                  For the Six     For the
                                                  Months Ended   Year Ended
                                                    June 30,    December 31,
                                                      2002          2001
                                                 -------------  ------------
                                                  (Unaudited)
   From Investment Activities:
   Operations:
    Net investment income....................... $     280,067  $    284,900
    Net realized losses on investments..........    (1,917,590)   (1,224,315)
    Net change in unrealized depreciation on
      investments...............................    (8,432,862)   (5,104,483)
                                                 -------------  ------------
   Change in net assets resulting from
    operations..................................   (10,070,385)   (6,043,898)
                                                 -------------  ------------
   Distributions to Class A Shareholders:
    From net investment income..................            --      (252,649)
   Distributions to Class B Shareholders:
    From net investment income..................            --       (43,146)
   Distributions to Class C Shareholders:
    From net investment income..................            --          (789)
                                                 -------------  ------------
   Change in net assets from shareholder
    distributions...............................            --      (296,584)
                                                 -------------  ------------
   Capital Transactions:
    Proceeds from shares issued
      Class A...................................    29,932,078    66,182,795
      Class B...................................     3,247,917     8,594,522
      Class C...................................     1,009,802       114,779
    Cost of shares redeemed
      Class A...................................    (5,437,090)  (34,204,632)
      Class B...................................      (646,259)   (1,029,158)
      Class C...................................      (428,119)       (5,474)
                                                 -------------  ------------
   Change in net assets from capital
    transactions................................    27,678,329    39,652,832
                                                 -------------  ------------
   Change in net assets.........................    17,607,944    33,312,350
   Net Assets:
    Beginning of period.........................    47,873,503    14,561,153
                                                 -------------  ------------
    End of period...............................  $ 65,481,447  $ 47,873,503
                                                 =============  ============
   Share Transactions:
    Issued
      Class A...................................     3,927,950     7,960,393
      Class B...................................       441,720     1,092,394
      Class C...................................       136,683        14,830
    Redeemed
      Class A...................................      (743,732)   (4,345,746)
      Class B...................................       (89,754)     (136,599)
      Class C...................................       (58,438)         (723)
                                                 -------------  ------------
   Change in shares.............................     3,614,429     4,584,549
                                                 =============  ============


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund


 Financial Highlights, Class A Shares
                                                                  For the Six      For the    September 11,
                                                                  Months Ended    Year Ended    2000 thru
                                                                    June 30,     December 31, December 31,
                                                                      2002           2001        2000(a)
                                                                  ------------   ------------ -------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................   $  7.70        $  8.83       $ 10.00
                                                                    -------        -------       -------
Investment Activities
 Net investment income...........................................      0.03           0.05          0.02
 Net realized and unrealized losses on investments...............     (1.07)         (1.13)        (1.17)
                                                                    -------        -------       -------
 Total from Investment Activities................................     (1.04)         (1.08)        (1.15)
                                                                    -------        -------       -------
Distributions:
 Net investment income...........................................        --          (0.05)        (0.02)
                                                                    -------        -------       -------
 Total Distributions.............................................        --          (0.05)        (0.02)
                                                                    -------        -------       -------
Net Asset Value -- End of Period.................................   $  6.66        $  7.70       $  8.83
                                                                    =======        =======       =======
Total Return (excludes sales charge).............................    (13.51)%(b)    (12.24)%      (11.50)%(b)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)................................   $55,607        $39,700       $13,632
Ratio of expenses to average net assets..........................      0.55%(c)       0.54%         0.55%(c)
Ratio of net investment income to average net assets.............      0.93%(c)       0.74%         1.42%(c)
Ratio of expenses to average net assets without fee waivers*.....      1.02%(c)       1.10%         1.31%(c)
Portfolio turnover(d)............................................      3.00%          9.00%        10.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from the commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund

 Financial Highlights, Class B Shares
                                                             For the Six      For the     September 11,
                                                             Months Ended    Year Ended     2000 thru
                                                               June 30,     December 31,  December 31,
                                                                 2002           2001         2000(a)
                                                             ------------   ------------  -------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................   $  7.60        $  8.82        $ 10.00
                                                               -------        -------        -------
Investment Activities
  Net investment income.....................................      0.01             -- (b)       0.02
  Net realized and unrealized losses on investments.........     (1.05)         (1.18)         (1.18)
                                                               -------        -------        -------
  Total from Investment Activities..........................     (1.04)         (1.18)         (1.16)
                                                               -------        -------        -------
Distributions:
  Net investment income.....................................        --          (0.04)         (0.02)
                                                               -------        -------        -------
  Total Distributions.......................................        --          (0.04)         (0.02)
                                                               -------        -------        -------
Net Asset Value -- End of Period............................   $  6.56        $  7.60        $  8.82
                                                               =======        =======        =======
Total Return (excludes redemption charge)...................    (13.68)%(c)    (13.37)%       (11.61)%(c)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...........................   $ 9,269        $ 8,067        $   929
Ratio of expenses to average net assets.....................      1.30%(d)       1.17%          1.30%(d)
Ratio of net investment income to average net assets........      0.18%(d)       0.74%          1.92%(d)
Ratio of expenses to average net assets without fee waivers*      1.52%(d)       1.37%          1.81%(d)
Portfolio turnover(e).......................................      3.00%          9.00%         10.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Amount less than $0.005.
(c)Not annualized
(d)Annualized
(e)This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund


 Financial Highlights, Class C Shares
                                                             For the Six
                                                               Months       May 1, 2001
                                                                Ended           thru
                                                              June 30,      December 31,
                                                                2002          2001(a)
                                                             -----------    ------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................   $  7.56         $ 8.34
                                                               -------         ------
Investment Activities
  Net investment income.....................................      0.01            -- (b)
  Net realized and unrealized losses on investments.........    (1.02)          (0.72)
                                                               -------         ------
  Total from Investment Activities..........................     (1.01)         (0.72)
                                                               -------         ------
Distributions:
  Net investment income.....................................        --          (0.06)
                                                               -------         ------
  Total Distributions.......................................        --          (0.06)
                                                               -------         ------
Net Asset Value -- End of Period............................   $  6.55         $ 7.56
                                                               =======         ======
Total Return (excludes redemption charge)...................    (13.36)%(c)     (8.68)%(c)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...........................   $   605         $  107
Ratio of expenses to average net assets.....................      1.30%(d)       1.01%(d)
Ratio of net investment income to average net assets........      0.27%(d)       1.09%(d)
Ratio of expenses to average net assets without fee waivers*      1.52%(d)       1.52%(d)
Portfolio turnover(e).......................................      3.00%          9.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Amount less than $0.005.
(c)Not annualized
(d)Annualized
(e)This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS

                         Notes to Financial Statements
                                 June 30, 2002
                                  (Unaudited)


1. Organization:

   The BB&T Equity Index Fund (the "Fund") commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (the "Trust"), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of the Master Investment Portfolio ("MIP"), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

   Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    (A)Security Valuation--The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 2.52% in the net assets of the Master Portfolio at June 30, 2002. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    (B)Federal Income and Excise Taxes and Distributions to Shareholders--Dividends from net investment income are declared and paid annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

       The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

       Expenses that are directly related to the Fund are allocated to the classes based on relative net assets. Expenses directly attributable to a class of shares are charged directly to that class.

    (C)Securities Transactions and Income Recognition--The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

                                   Continued

BB&T FUNDS

                                 June 30, 2002
                                  (Unaudited)



3. Related Party Transactions:

   Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, LLC ("BB&T") exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T will receive an investment advisory fee from the Fund. For the period ended June 30, 2002, all of the Fund's assets were invested in the Master Portfolio and BB&T received no fees.

   BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Fund are affiliated, serves the Fund as administrator, distributor and transfer agent. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. BISYS, administrator for the Fund, and BISYS Ohio, transfer agent for the Fund, receives compensation at an all inclusive fee at an annual rate of 0.22% of the average net assets of the Fund. The fee is accrued daily and payable on a monthly basis. For the period ended June 30, 2002, BISYS agreed to waive all of its fee for the Fund, the amount of such waiver was $74,485.

   The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the fund. Waived fees totaled $73,007 for distribution for the period ended June 30, 2002.

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2002
                                                        (Unaudited)

          Common Stocks (99.38%):
         Security                              Shares           Value
         --------                            ----------    ---------------
         Advertising (0.22%):
         Interpublic Group of Companies Inc.    108,757    $     2,692,823
         Omnicom Group Inc..................     53,258          2,439,216
         TMP Worldwide Inc./(1)/............     31,712            681,808
                                                           ---------------
                                                                 5,813,847
                                                           ---------------
         Aerospace/Defense (1.76%):
         Boeing Co. (The)...................    238,807         10,746,315
         General Dynamics Corp..............     57,421          6,106,723
         Goodrich Corp......................     29,030            793,100
         Lockheed Martin Corp...............    128,309          8,917,475
         Northrop Grumman Corp..............     32,114          4,014,250
         Raytheon Co........................    113,363          4,619,542
         Rockwell Collins Inc...............     52,044          1,427,046
         United Technologies Corp...........    134,616          9,140,426
                                                           ---------------
                                                                45,764,877
                                                           ---------------
         Airlines (0.19%):
         AMR Corp./(1)/.....................     44,160            744,538
         Delta Air Lines Inc................     35,083            701,660
         Southwest Airlines Co..............    219,686          3,550,126
                                                           ---------------
                                                                 4,996,324
                                                           ---------------
         Apparel (0.31%):
         Jones Apparel Group Inc./(1)/......     36,664          1,374,900
         Liz Claiborne Inc..................     30,363            965,543
         Nike Inc. "B"......................     76,419          4,099,879
         Reebok International Ltd./(1)/.....     16,938            499,671
         VF Corp............................     31,348          1,229,155
                                                           ---------------
                                                                 8,169,148
                                                           ---------------
         Auto Manufacturers (0.72%):
         Ford Motor Company.................    516,056          8,256,896
         General Motors Corp. "A"...........    159,670          8,534,361
         Navistar International Corp........     17,214            550,848
         PACCAR Inc.........................     32,973          1,463,672
                                                           ---------------
                                                                18,805,777
                                                           ---------------
         Auto Parts & Equipment (0.26%):
         Cooper Tire & Rubber Co............     20,819            427,830
         Dana Corp..........................     42,295            783,726
         Delphi Automotive Systems Corp.....    159,678          2,107,750
         Goodyear Tire & Rubber Co. (The)...     46,485            869,734
         TRW Inc............................     36,275          2,066,949
         Visteon Corp.......................     37,234            528,723
                                                           ---------------
                                                                 6,784,712
                                                           ---------------
         Banks (8.20%):
         AmSouth Bancorp....................    102,952          2,304,066
         Bank of America Corp...............    438,223         30,833,370
         Bank of New York Co. Inc. (The)....    207,228          6,993,945
         Bank One Corp......................    334,151         12,858,130
         BB&T Corp..........................    136,432          5,266,275
         Charter One Financial Inc..........     63,985          2,199,804
         Comerica Inc.......................     50,167          3,080,254
         Fifth Third Bancorp................    167,648         11,173,739
         First Tennessee National Corp......     36,095          1,382,438
         FleetBoston Financial Corp.........    298,062          9,642,306
         Golden West Financial Corp.........     44,081          3,031,891
         Huntington Bancshares Inc..........     70,388          1,366,935

        Common Stocks, continued
       Security                                 Shares        Value
       --------                               ---------- ---------------
       Banks, continued
       JP Morgan Chase & Co..................    566,802 $    19,225,924
       KeyCorp...............................    121,264       3,310,507
       Marshall & Ilsley Corp................     60,412       1,868,543
       Mellon Financial Corp.................    125,552       3,946,099
       National City Corp....................    173,350       5,763,887
       Northern Trust Corp...................     63,119       2,781,023
       PNC Financial Services Group (The)....     80,850       4,226,838
       Regions Financial Corp................     65,294       2,295,084
       SouthTrust Corp.......................     98,702       2,578,096
       State Street Corp.....................     92,593       4,138,907
       SunTrust Banks Inc....................     81,486       5,518,232
       Synovus Financial Corp................     84,068       2,313,551
       U.S. Bancorp..........................    544,233      12,707,841
       Union Planters Corp...................     57,701       1,867,781
       Wachovia Corp.........................    389,628      14,875,997
       Washington Mutual Inc.................    277,356      10,292,681
       Wells Fargo & Co......................    487,003      24,379,370
       Zions Bancorporation..................     26,124       1,361,060
                                                         ---------------
                                                             213,584,574
                                                         ---------------
       Beverages (3.21%):
       Anheuser-Busch Companies Inc..........    249,528      12,476,400
       Brown-Forman Corp. "B"................     19,447       1,341,843
       Coca-Cola Co. (The)...................    707,077      39,596,312
       Coca-Cola Enterprises Inc.............    127,168       2,807,869
       Coors (Adolf) Company "B".............     10,270         639,821
       Pepsi Bottling Group Inc..............     80,449       2,477,829
       PepsiCo Inc...........................    503,343      24,261,133
                                                         ---------------
                                                              83,601,207
                                                         ---------------
       Biotechnology (0.80%):
       Amgen Inc./(1)/.......................    295,784      12,387,434
       Biogen Inc./(1)/......................     42,282       1,751,743
       Chiron Corp./(1)/.....................     54,093       1,912,188
       Genzyme Corp. -- General Division/(1)/     60,879       1,171,312
       Immunex Corp./(1)/....................    157,169       3,511,155
                                                         ---------------
                                                              20,733,832
                                                         ---------------
       Building Materials (0.25%):
       American Standard Companies Inc./(1)/.     20,662       1,551,716
       Masco Corp............................    137,759       3,734,646
       Vulcan Materials Co...................     28,873       1,264,637
                                                         ---------------
                                                               6,550,999
                                                         ---------------
       Chemicals (1.49%):
       Air Products & Chemicals Inc..........     64,681       3,264,450
       Ashland Inc...........................     19,753         799,996
       Dow Chemical Co. (The)................    258,402       8,883,861
       Du Pont (E.I.) de Nemours & Co........    282,747      12,553,967
       Eastman Chemical Co...................     22,004       1,031,988
       Engelhard Corp........................     36,889       1,044,696
       Great Lakes Chemical Corp.............     14,288         378,489
       Hercules Inc./(1)/....................     31,041         360,076
       PPG Industries Inc....................     48,048       2,974,171
       Praxair Inc...........................     46,505       2,649,390
       Rohm & Haas Co. "A"...................     62,893       2,546,538
       Sherwin-Williams Co. (The)............     43,451       1,300,488
       Sigma-Aldrich Corp....................     20,836       1,044,925
                                                         ---------------
                                                              38,833,035
                                                         ---------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2002
                                                        (Unaudited)

     Common Stocks, continued
    Security                                        Shares        Value
    --------                                      ---------- ---------------
    Commercial Services (1.10%):
    Apollo Group Inc. "A"/(1)/...................     49,162 $     1,937,966
    Block (H & R) Inc............................     52,241       2,410,922
    Cendant Corp./(1)/...........................    296,952       4,715,598
    Concord EFS Inc./(1)/........................    145,338       4,380,487
    Convergys Corp./(1)/.........................     49,223         958,864
    Deluxe Corp..................................     18,054         702,120
    Donnelley (R.R.) & Sons Co...................     32,246         888,377
    Ecolab Inc...................................     36,714       1,697,288
    Equifax Inc..................................     41,218       1,112,886
    McKesson Corp................................     81,833       2,675,939
    Moody's Corp.................................     43,927       2,185,368
    Paychex Inc..................................    106,785       3,341,303
    Quintiles Transnational Corp./(1)/...........     33,793         422,075
    Robert Half International Inc./(1)/..........     50,151       1,168,518
                                                             ---------------
                                                                  28,597,711
                                                             ---------------
    Computers (4.73%):
    Apple Computer Inc./(1)/.....................    101,262       1,794,363
    Cisco Systems Inc./(1)/......................  2,084,319      29,076,250
    Computer Sciences Corp./(1)/.................     48,646       2,325,279
    Dell Computer Corp./(1)/.....................    738,960      19,316,414
    Electronic Data Systems Corp.................    136,370       5,066,145
    EMC Corp./(1)/...............................    632,963       4,778,871
    Gateway Inc./(1)/............................     92,246         409,572
    Hewlett-Packard Co...........................    859,511      13,133,328
    International Business Machines Corp.........    487,348      35,089,056
    Lexmark International Inc. "A"/(1)/..........     36,936       2,009,318
    NCR Corp./(1)/...............................     28,036         970,046
    Network Appliance Inc./(1)/..................     95,043       1,182,335
    Palm Inc./(1)/...............................    164,909         290,240
    Sun Microsystems Inc./(1)/...................    924,163       4,630,057
    Unisys Corp./(1)/............................     91,623         824,607
    Veritas Software Corp./(1)/..................    116,493       2,305,396
                                                             ---------------
                                                                 123,201,277
                                                             ---------------
    Cosmetics/Personal Care (2.51%):
    Alberto-Culver Co. "B".......................     16,449         786,262
    Avon Products Inc............................     67,313       3,516,431
    Colgate-Palmolive Co.........................    155,758       7,795,688
    Gillette Co. (The)...........................    300,853      10,189,891
    International Flavors & Fragrances Inc.......     26,830         871,707
    Kimberly-Clark Corp..........................    147,717       9,158,454
    Procter & Gamble Co..........................    369,979      33,039,125
                                                             ---------------
                                                                  65,357,558
                                                             ---------------
    Distribution/Wholesale (0.31%):
    Costco Wholesale Corp./(1)/..................    129,265       4,992,214
    Genuine Parts Co.............................     49,605       1,729,726
    Grainger (W.W.) Inc..........................     26,657       1,335,516
                                                             ---------------
                                                                   8,057,456
                                                             ---------------
    Diversified Financial Services (6.44%):
    American Express Co..........................    378,609      13,751,079
    Bear Stearns Companies Inc. (The)............     28,375       1,736,550
    Capital One Financial Corp...................     62,594       3,821,364
    Citigroup Inc................................  1,465,290      56,779,988

     Common Stocks, continued
    Security                                        Shares        Value
    --------                                      ---------- ---------------
    Diversified Financial Services, continued
    Countrywide Credit Industries Inc............     35,185 $     1,697,676
    Fannie Mae...................................    283,887      20,936,666
    Franklin Resources Inc.......................     74,558       3,179,153
    Freddie Mac..................................    197,856      12,108,787
    Household International Inc..................    129,964       6,459,211
    Lehman Brothers Holdings Inc.................     69,475       4,343,577
    MBNA Corp....................................    242,491       8,019,177
    Merrill Lynch & Co. Inc......................    245,589       9,946,354
    Morgan Stanley Dean Witter & Co..............    313,614      13,510,491
    Providian Financial Corp.....................     82,198         483,324
    Schwab (Charles) Corp. (The).................    390,394       4,372,413
    SLM Corp.....................................     44,221       4,285,015
    Stilwell Financial Inc.......................     63,301       1,152,078
    T. Rowe Price Group Inc......................     35,224       1,158,165
                                                             ---------------
                                                                 167,741,068
                                                             ---------------
    Electric (2.68%):
    AES Corp. (The)/(1)/.........................    152,106         824,415
    Allegheny Energy Inc.........................     35,728         919,996
    Ameren Corp..................................     41,093       1,767,410
    American Electric Power Co. Inc..............     96,474       3,860,889
    Calpine Corp./(1)/...........................    106,447         748,322
    Cinergy Corp.................................     47,563       1,711,792
    CMS Energy Corp..............................     38,374         421,347
    Consolidated Edison Inc......................     60,536       2,527,378
    Constellation Energy Group Inc...............     46,697       1,370,090
    Dominion Resources Inc.......................     78,739       5,212,522
    DTE Energy Co................................     47,443       2,117,856
    Duke Energy Corp.............................    236,234       7,346,877
    Edison International/(1)/....................     92,753       1,576,801
    Entergy Corp.................................     63,848       2,709,709
    Exelon Corp..................................     91,670       4,794,341
    FirstEnergy Corp.............................     84,732       2,828,354
    FPL Group Inc................................     50,107       3,005,919
    Mirant Corp./(1)/............................    114,436         835,383
    NiSource Inc.................................     59,078       1,289,673
    PG&E Corp./(1)/..............................    110,858       1,983,250
    Pinnacle West Capital Corp...................     24,143         953,648
    PPL Corp.....................................     41,889       1,385,688
    Progress Energy Inc..........................     62,982       3,275,694
    Public Service Enterprise Group Inc..........     58,710       2,542,143
    Reliant Energy Inc...........................     86,419       1,460,481
    Southern Co..................................    200,557       5,495,262
    TECO Energy Inc..............................     43,817       1,084,471
    TXU Corp.....................................     75,811       3,908,057
    Xcel Energy Inc..............................    112,218       1,881,896
                                                             ---------------
                                                                  69,839,664
                                                             ---------------
    Electrical Components & Equipment (0.35%):
    American Power Conversion Corp./(1)/.........     55,787         704,590
    Emerson Electric Co..........................    119,850       6,413,174
    Molex Inc....................................     55,093       1,847,268
    Power-One Inc./(1)/..........................     22,520         140,074
                                                             ---------------
                                                                   9,105,106
                                                             ---------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2002
                                                        (Unaudited)

          Common Stocks, continued
         Security                             Shares        Value
         --------                           ---------- ----------------
         Electronics (0.60%):
         Agilent Technologies Inc./(1)/....    132,164 $      3,125,679
         Applera Corp.--Applied Biosystems
          Group............................     60,462        1,178,404
         Jabil Circuit Inc./(1)/...........     56,239        1,187,205
         Johnson Controls Inc..............     25,226        2,058,694
         Millipore Corp....................     13,759          440,013
         Parker Hannifin Corp..............     33,509        1,601,395
         PerkinElmer Inc...................     35,791          395,491
         Sanmina-SCI Corp./(1)/............    149,198          941,439
         Solectron Corp./(1)/..............    234,270        1,440,761
         Symbol Technologies Inc...........     65,276          554,846
         Tektronix Inc./(1)/...............     25,969          485,880
         Thermo Electron Corp./(1)/........     49,065          809,573
         Thomas & Betts Corp...............     16,596          308,686
         Waters Corp./(1)/.................     37,399          998,553
                                                       ----------------
                                                             15,526,619
                                                       ----------------
         Engineering & Construction (0.03%):
         Fluor Corp........................     22,933          893,240
                                                       ----------------
                                                                893,240
                                                       ----------------
         Entertainment (0.06%):
         International Game Technology/(1)/     25,650        1,454,355
                                                       ----------------
                                                              1,454,355
                                                       ----------------
         Environmental Control (0.20%):
         Allied Waste Industries Inc./(1)/.     56,125          538,800
         Waste Management Inc..............    175,953        4,583,576
                                                       ----------------
                                                              5,122,376
                                                       ----------------
         Food (2.40%):
         Albertson's Inc...................    115,775        3,526,507
         Archer-Daniels-Midland Co.........    185,483        2,372,328
         Campbell Soup Co..................    116,778        3,230,079
         ConAgra Foods Inc.................    152,937        4,228,708
         General Mills Inc.................    104,291        4,597,147
         Heinz (H.J.) Co...................     99,740        4,099,314
         Hershey Foods Corp................     38,857        2,428,563
         Kellogg Co........................    116,466        4,176,471
         Kroger Co./(1)/...................    226,071        4,498,813
         Safeway Inc./(1)/.................    137,588        4,016,194
         Sara Lee Corp.....................    223,334        4,609,614
         SUPERVALU Inc.....................     37,909          929,908
         Sysco Corp........................    188,848        5,140,443
         Unilever NV -- NY Shares..........    162,719       10,544,191
         Winn-Dixie Stores Inc.............     40,017          623,865
         Wrigley (William Jr.) Co..........     64,151        3,550,758
                                                       ----------------
                                                             62,572,903
                                                       ----------------
         Forest Products & Paper (0.65%):
         Boise Cascade Corp................     16,570          572,162
         Georgia-Pacific Corp..............     65,552        1,611,268
         International Paper Co............    137,475        5,991,160
         Louisiana-Pacific Corp............     29,769          315,254
         MeadWestvaco Corp.................     56,887        1,909,128
         Plum Creek Timber Co. Inc.........     52,574        1,614,022
         Temple-Inland Inc.................     15,077          872,355
         Weyerhaeuser Co...................     62,190        3,970,832
                                                       ----------------
                                                             16,856,181
                                                       ----------------

         Common Stocks, continued
        Security                              Shares           Value
        --------                            ----------    ----------------
        Gas (0.14%):
        KeySpan Corp.......................     40,062    $      1,508,334
        Nicor Inc..........................     12,604             576,633
        Peoples Energy Corp................     10,096             368,100
        Sempra Energy......................     58,454           1,293,587
                                                          ----------------
                                                                 3,746,654
                                                          ----------------
        Hand/Machine Tools (0.10%):
        Black & Decker Corp................     22,899           1,103,732
        Snap-On Inc........................     16,561             491,696
        Stanley Works (The)................     24,273             995,436
                                                          ----------------
                                                                 2,590,864
                                                          ----------------
        Health Care (4.50%):
        Aetna Inc..........................     41,542           1,992,770
        Bard (C.R.) Inc....................     14,974             847,229
        Bausch & Lomb Inc..................     15,348             519,530
        Baxter International Inc...........    171,122           7,606,373
        Becton Dickinson & Co..............     73,543           2,533,556
        Biomet Inc.........................     76,292           2,069,039
        Boston Scientific Corp./(1)/.......    115,575           3,388,659
        Guidant Corp./(1)/.................     87,105           2,633,184
        HCA Inc............................    146,337           6,951,008
        Health Management Associates
         Inc. "A"/(1)/.....................     68,692           1,384,144
        HEALTHSOUTH Corp./(1)/.............    112,024           1,432,787
        Humana Inc./(1)/...................     48,176             752,991
        Johnson & Johnson..................    857,243          44,799,519
        Manor Care Inc./(1)/...............     28,556             656,788
        Medtronic Inc......................    345,624          14,809,988
        St. Jude Medical Inc./(1)/.........     25,084           1,852,453
        Stryker Corp./(1)/.................     56,180           3,006,192
        Tenet Healthcare Corp./(1)/........     92,769           6,637,622
        UnitedHealth Group Inc.............     87,664           8,025,639
        WellPoint Health Networks Inc./(1)/     41,284           3,212,308
        Zimmer Holdings Inc./(1)/..........     55,286           1,971,499
                                                          ----------------
                                                               117,083,278
                                                          ----------------
        Home Builders (0.11%):
        Centex Corp........................     17,426           1,007,049
        KB HOME............................     14,618             752,973
        Pulte Homes Inc....................     17,330             996,128
                                                          ----------------
                                                                 2,756,150
                                                          ----------------
        Home Furnishings (0.14%):
        Leggett & Platt Inc................     55,805           1,305,837
        Maytag Corp........................     22,075             941,499
        Whirlpool Corp.....................     19,343           1,264,258
                                                          ----------------
                                                                 3,511,594
                                                          ----------------
        Home Furnishings (0.40%):
        American Greetings Corp. "A".......     18,547             308,993
        Avery Dennison Corp................     31,272           1,962,318
        Clorox Co..........................     65,576           2,711,568
        Fortune Brands Inc.................     42,750           2,394,000
        Newell Rubbermaid Inc..............     75,996           2,664,420
        Tupperware Corp....................     16,584             344,781
                                                          ----------------
                                                                10,386,080
                                                          ----------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2002
                                                        (Unaudited)

          Common Stocks, continued
         Security                            Shares        Value
         --------                          ---------- ----------------
         Insurance (4.79%):
         ACE Ltd..........................     74,646 $      2,358,814
         AFLAC Inc........................    147,488        4,719,616
         Allstate Corp. (The).............    201,960        7,468,481
         Ambac Financial Group Inc........     30,172        2,027,558
         American International Group Inc.    743,853       50,753,090
         AON Corp.........................     77,437        2,282,843
         Chubb Corp.......................     48,805        3,455,394
         CIGNA Corp.......................     40,105        3,907,029
         Cincinnati Financial Corp........     46,193        2,149,360
         Conseco Inc./(1/)................     98,502          197,004
         Hancock (John) Financial Services
          Inc.............................     83,830        2,950,816
         Hartford Financial Services Group
          Inc.............................     70,439        4,189,007
         Jefferson-Pilot Corp.............     42,764        2,009,908
         Lincoln National Corp............     53,240        2,236,080
         Loews Corp.......................     53,815        2,851,657
         Marsh & McLennan Companies Inc...     77,955        7,530,453
         MBIA Inc.........................     42,050        2,377,087
         MetLife Inc......................    200,825        5,783,760
         MGIC Investment Corp.............     30,089        2,040,034
         Progressive Corp. (The)..........     62,620        3,622,567
         SAFECO Corp......................     36,384        1,123,902
         St. Paul Companies Inc...........     59,305        2,308,151
         Torchmark Corp...................     34,566        1,320,421
         UNUMProvident Corp...............     69,157        1,760,046
         XL Capital Ltd. "A"..............     38,574        3,267,218
                                                      ----------------
                                                           124,690,296
                                                      ----------------
         Iron / Steel (0.09%)
         Allegheny Technologies Inc.......     22,939          362,436
         Nucor Corp.......................     22,214        1,444,799
         United States Steel Corp.........     28,818          573,190
                                                      ----------------
                                                             2,380,425
                                                      ----------------
         Leisure Time (0.43%):
         Brunswick Corp...................     25,633          717,724
         Carnival Corp. "A"...............    166,965        4,623,261
         Harley-Davidson Inc..............     86,166        4,417,731
         Sabre Holdings Corp./(1)/........     41,131        1,472,490
                                                      ----------------
                                                            11,231,206
                                                      ----------------
         Lodging (0.28%):
         Harrah's Entertainment Inc./(1)/.     32,644        1,447,761
         Hilton Hotels Corp...............    105,484        1,466,228
         Marriott International Inc. "A"..     69,136        2,630,625
         Starwood Hotels & Resorts
          Worldwide Inc...................     56,757        1,866,738
                                                      ----------------
                                                             7,411,352
                                                      ----------------
         Machinery (0.53%)
         Caterpillar Inc..................     97,900        4,792,205
         Cummins Inc......................     11,786          390,117
         Deere & Co.......................     67,678        3,241,776
         Dover Corp.......................     57,725        2,020,375
         Ingersoll-Rand Co. "A"...........     48,104        2,196,429
         McDermott International Inc./(1)/     17,941          145,322
         Rockwell International Corp......     52,773        1,054,405
                                                      ----------------
                                                            13,840,629
                                                      ----------------

          Common Stocks, continued
         Security                             Shares        Value
         --------                           ---------- ----------------
         Manufacturers (5.00%):
         Cooper Industries Ltd. "A"........     26,492 $      1,041,136
         Crane Co..........................     17,013          431,790
         Danaher Corp......................     42,979        2,851,657
         Eastman Kodak Co..................     82,977        2,420,439
         Eaton Corp........................     19,985        1,453,909
         General Electric Co...............  2,829,129       82,186,197
         Honeywell International Inc.......    232,761        8,200,170
         Illinois Tool Works Inc...........     87,155        5,952,687
         ITT Industries Inc................     25,835        1,823,951
         Pall Corp.........................     34,940          725,005
         Textron Inc.......................     39,827        1,867,886
         3M Co.............................    110,841       13,633,443
         Tyco International Ltd............    568,478        7,680,138
                                                       ----------------
                                                            130,268,408
                                                       ----------------
         Media (3.23%):
         AOL Time Warner Inc./(1)/.........  1,267,617       18,646,646
         Clear Channel Communications
          Inc./(1)/........................    174,418        5,584,864
         Comcast Corp. "A"/(1)/............    269,248        6,418,872
         Dow Jones & Co. Inc...............     23,978        1,161,734
         Gannett Co. Inc...................     75,902        5,760,962
         Knight Ridder Inc.................     23,715        1,492,859
         McGraw-Hill Companies Inc. (The)..     55,229        3,297,171
         Meredith Corp.....................     14,122          541,579
         New York Times Co. "A"............     43,134        2,221,401
         Tribune Co........................     85,704        3,728,124
         Univision Communications Inc./(1)/     65,173        2,046,432
         Viacom Inc. "B"/(1)/..............    503,191       22,326,585
         Walt Disney Co. (The).............    580,917       10,979,331
                                                       ----------------
                                                             84,206,560
                                                       ----------------
         Metal Fabricate/Hardware (0.02%):
         Worthington Industries Inc........     24,323          440,246
                                                       ----------------
                                                                440,246
                                                       ----------------
         Mining (0.82%):
         Alcan Inc.........................     91,447        3,431,091
         Alcoa Inc.........................    241,027        7,990,045
         Barrick Gold Corp.................    154,027        2,924,973
         Freeport-McMoRan Copper & Gold
          Inc./(1)/........................     41,082          733,314
         Inco Ltd./(1)/....................     51,879        1,174,541
         Newmont Mining Corp...............    111,519        2,936,295
         Phelps Dodge Corp.................     25,256        1,040,547
         Placer Dome Inc...................     93,914        1,052,776
                                                       ----------------
                                                             21,283,582
                                                       ----------------
         Office/Business Equipment (0.16%):
         Pitney Bowes Inc..................     68,502        2,720,899
         Xerox Corp./(1)/..................    204,969        1,428,634
                                                       ----------------
                                                              4,149,533
                                                       ----------------
         Oil & Gas Producers (7.01%):
         Amerada Hess Corp.................     25,328        2,089,560
         Anadarko Petroleum Corp...........     70,693        3,485,165
         Apache Corp.......................     40,894        2,350,587
         Burlington Resources Inc..........     57,265        2,176,070
         ChevronTexaco Corp................    303,892       26,894,442
         Conoco Inc........................    178,407        4,959,715

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2002
                                                        (Unaudited)

    Common Stocks, continued
   Security                                        Shares        Value
   --------                                      ---------- ----------------
   Oil & Gas Producers, continued
   Devon Energy Corp............................     44,507 $      2,193,305
   EOG Resources Inc............................     33,035        1,311,490
   Exxon Mobil Corp.............................  1,930,736       79,005,717
   Kerr-McGee Corp..............................     28,543        1,528,478
   Kinder Morgan Inc............................     34,771        1,321,993
   Marathon Oil Corp............................     88,168        2,391,116
   Nabors Industries Ltd........................     41,030        1,448,359
   Noble Corp...................................     38,277        1,477,492
   Occidental Petroleum Corp....................    106,740        3,201,133
   Phillips Petroleum Co........................    108,981        6,416,801
   Rowan Companies Inc./(1)/....................     26,736          573,487
   Royal Dutch Petroleum Co. -- NY Shares.......    604,668       33,420,000
   Sunoco Inc...................................     21,715          773,705
   Transocean Sedco Forex Inc...................     90,868        2,830,538
   Unocal Corp..................................     69,636        2,572,354
                                                            ----------------
                                                                 182,421,507
                                                            ----------------
   Oil & Gas Services (0.55%):
   Baker Hughes Inc.............................     96,034        3,196,972
   BJ Services Co./(1)/.........................     44,594        1,510,845
   Halliburton Co...............................    124,019        1,976,863
   Schlumberger Ltd.............................    164,292        7,639,578
                                                            ----------------
                                                                  14,324,258
                                                            ----------------
   Packaging & Containers (0.13%):
   Ball Corp....................................     16,169          670,690
   Bemis Co.....................................     15,072          715,920
   Pactiv Corp./(1)/............................     45,020        1,071,476
   Sealed Air Corp./(1)/........................     23,893          962,171
                                                            ----------------
                                                                   3,420,257
                                                            ----------------
   Pharmaceuticals (7.98%):
   Abbott Laboratories..........................    444,283       16,727,255
   Allergan Inc.................................     36,795        2,456,066
   AmerisourceBergen Corp.......................     29,858        2,269,208
   Bristol-Myers Squibb Co......................    551,816       14,181,671
   Cardinal Health Inc..........................    128,586        7,896,466
   Forest Laboratories Inc. "A"/(1)/............     50,857        3,600,676
   King Pharmaceuticals Inc./(1)/...............     70,599        1,570,828
   Lilly (Eli) and Co...........................    320,048       18,050,707
   MedImmune Inc./(1)/..........................     71,195        1,879,548
   Merck & Co. Inc..............................    644,859       32,655,660
   Pfizer Inc...................................  1,777,773       62,222,055
   Pharmacia Corp...............................    368,131       13,786,506
   Schering-Plough Corp.........................    417,381       10,267,573
   Watson Pharmaceuticals Inc./(1)/.............     30,318          766,136
   Wyeth........................................    377,569       19,331,533
                                                            ----------------
                                                                 207,661,888
                                                            ----------------
   Pipelines (0.19%):
   Dynegy Inc. "A"..............................    102,833          740,398
   El Paso Corp.................................    164,159        3,383,317
   Williams Companies Inc.......................    146,989          880,464
                                                            ----------------
                                                                   5,004,179
                                                            ----------------
   Real Estate Investment Trusts (0.29%):
   Equity Office Properties Trust...............    118,665        3,571,817
   Equity Residential Properties Trust..........     78,170        2,247,388
   Simon Property Group Inc.....................     50,084        1,845,095
                                                            ----------------
                                                                   7,664,300
                                                            ----------------

     Common Stocks, continued
    Security                                        Shares        Value
    --------                                      ---------- ---------------
    Retail (7.62%):
    AutoZone Inc./(1)/...........................     30,022 $     2,320,670
    Bed Bath & Beyond Inc./(1)/..................     83,108       3,136,496
    Best Buy Co. Inc./(1)/.......................     91,261       3,312,774
    Big Lots Inc.................................     33,009         649,617
    Circuit City Stores Inc. -- Circuit City
     Group.......................................     59,740       1,120,125
    CVS Corp.....................................    111,577       3,414,256
    Darden Restaurants Inc.......................     49,303       1,217,784
    Dillards Inc. "A"............................     23,974         630,276
    Dollar General Corp..........................     94,759       1,803,264
    Family Dollar Stores Inc.....................     49,276       1,736,979
    Federated Department Stores Inc./(1)/........     57,257       2,273,103
    Gap Inc. (The)...............................    246,753       3,503,893
    Home Depot Inc...............................    670,404      24,623,939
    Kohls Corp./(1)/.............................     95,683       6,705,465
    Limited Inc. (The)...........................    147,715       3,146,330
    Lowe's Companies Inc.........................    221,136      10,039,574
    May Department Stores Co. (The)..............     81,491       2,683,499
    McDonald's Corp..............................    362,113      10,302,115
    Nordstrom Inc................................     38,322         867,993
    Office Depot Inc./(1)/.......................     87,781       1,474,721
    Penney (J.C.) Co. Inc. (The).................     76,101       1,675,744
    RadioShack Corp..............................     49,490       1,487,669
    Sears, Roebuck and Co........................     89,764       4,874,185
    Staples Inc./(1)/............................    133,099       2,622,050
    Starbucks Corp./(1)/.........................    109,907       2,731,189
    Target Corp..................................    258,141       9,835,172
    Tiffany & Co.................................     41,477       1,459,990
    TJX Companies Inc............................    153,662       3,013,312
    Toys R Us Inc./(1)/..........................     59,907       1,046,575
    Walgreen Co..................................    291,347      11,254,735
    Wal-Mart Stores Inc..........................  1,266,288      69,658,503
    Wendy's International Inc....................     32,623       1,299,374
    Yum! Brands Inc..............................     84,396       2,468,583
                                                             ---------------
                                                                 198,389,954
                                                             ---------------
    Semiconductors (3.24%):
    Advanced Micro Devices Inc./(1)/.............     97,208         944,862
    Altera Corp./(1)/............................    109,385       1,487,636
    Analog Devices Inc./(1)/.....................    103,905       3,085,979
    Applied Materials Inc./(1)/..................    466,314       8,869,292
    Applied Micro Circuits Corp./(1)/............     85,219         403,086
    Broadcom Corp. "A"/(1)/......................     76,455       1,341,021
    Intel Corp...................................  1,903,400      34,775,118
    KLA-Tencor Corp./(1)/........................     53,839       2,368,378
    Linear Technology Corp.......................     90,359       2,839,983
    LSI Logic Corp./(1)/.........................    105,316         921,515
    Maxim Integrated Products Inc./(1)/..........     91,929       3,523,639
    Micron Technology Inc./(1)/..................    171,248       3,462,635
    National Semiconductor Corp./(1)/............     51,022       1,488,312
    Novellus Systems Inc./(1)/...................     41,332       1,405,288
    NVIDIA Corp./(1)/............................     42,575         731,439
    PMC-Sierra Inc./(1)/.........................     47,351         438,944
    QLogic Corp./(1)/............................     26,456       1,007,974
    Teradyne Inc./(1)/...........................     52,064       1,223,504
    Texas Instruments Inc........................    493,756      11,702,017
    Vitesse Semiconductor Corp./(1)/.............     57,169         177,796
    Xilinx Inc./(1)/.............................     95,516       2,142,424
                                                             ---------------
                                                                  84,340,842
                                                             ---------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2002
                                                        (Unaudited)

     Common Stocks, continued
    Security                                        Shares        Value
    --------                                      ---------- ---------------
    Software (5.22%):
    Adobe Systems Inc............................     68,261 $     1,945,439
    Autodesk Inc.................................     32,653         432,652
    Automatic Data Processing Inc................    176,545       7,688,535
    BMC Software Inc./(1)/.......................     69,119       1,147,375
    Citrix Systems Inc./(1)/.....................     51,813         312,951
    Computer Associates International Inc........    164,693       2,616,972
    Compuware Corp./(1)/.........................    106,296         645,217
    First Data Corp..............................    217,683       8,097,808
    Fiserv Inc./(1)/.............................     54,442       1,998,566
    IMS Health Inc...............................     82,197       1,475,436
    Intuit Inc./(1)/.............................     60,243       2,995,282
    Mercury Interactive Corp./(1)/...............     23,824         546,999
    Microsoft Corp./(1)/.........................  1,541,698      84,330,881
    Novell Inc./(1)/.............................    103,225         331,352
    Oracle Corp./(1)/............................  1,563,264      14,804,110
    Parametric Technology Corp./(1)/.............     74,246         254,664
    PeopleSoft Inc./(1)/.........................     88,406       1,315,481
    Rational Software Corp./(1)/.................     55,340         454,341
    Siebel Systems Inc./(1)/.....................    134,819       1,917,126
    Yahoo! Inc./(1)/.............................    170,210       2,512,300
                                                             ---------------
                                                                 135,823,487
                                                             ---------------
    Telecommunication Equipment (0.90%):
    ADC Telecommunications Inc./(1)/.............    226,100         517,769
    Andrew Corp./(1)/............................     27,922         400,122
    Avaya Inc./(1)/..............................    102,817         508,944
    CIENA Corp./(1)/.............................    122,591         513,656
    Comverse Technology Inc./(1)/................     53,189         492,530
    JDS Uniphase Corp./(1)/......................    387,621       1,034,948
    Lucent Technologies Inc./(1)/................    975,487       1,619,308
    Motorola Inc.................................    646,462       9,321,982
    Nortel Networks Corp.........................  1,092,378       1,583,948
    QUALCOMM Inc./(1)/...........................    219,115       6,023,471
    Scientific-Atlanta Inc.......................     44,587         733,456
    Tellabs Inc./(1)/............................    116,969         725,208
                                                             ---------------
                                                                  23,475,342
                                                             ---------------
    Telecommunications (1.56%):
    AT&T Wireless Services Inc./(1)/.............    770,421       4,506,963
    Citizens Communications Co./(1)/.............     80,226         670,689
    Corning Inc..................................    270,506         960,296
    Nextel Communications Inc. "A"/(1)/..........    231,989         744,685
    Qwest Communications.........................
    International Inc............................    477,389       1,336,689
    Sprint Corp. (PCS Group)/(1)/................    282,553       1,263,012
    Verizon Communications Inc...................    775,201      31,124,320
                                                             ---------------
                                                                  40,606,654
                                                             ---------------
    Telephone (2.51%):
    Alltel Corp..................................     88,520       4,160,440
    AT&T Corp....................................  1,081,406      11,571,044
    BellSouth Corp...............................    533,628      16,809,282
    CenturyTel Inc...............................     40,241       1,187,110
    SBC Communications Inc.......................    950,895      29,002,297
    Sprint Corp. (FON Group).....................    253,678       2,691,524
                                                             ---------------
                                                                  65,421,697
                                                             ---------------

    Common Stocks, continued
   Security                                        Shares         Value
   --------                                      ----------- --------------
   Textiles (0.09%):
   Cintas Corp..................................      48,356 $    2,390,237
                                                             --------------
                                                                  2,390,237
                                                             --------------
   Tobacco (1.08%):
   Philip Morris Companies Inc..................     609,098     26,605,401
   UST Inc......................................      48,085      1,634,890
                                                             --------------
                                                                 28,240,291
                                                             --------------
   Toys/Games/Hobbies (0.13%):
   Hasbro Inc...................................      49,282        668,264
   Mattel Inc...................................     124,196      2,618,052
                                                             --------------
                                                                  3,286,316
                                                             --------------
   Transportation (0.65%):
   Burlington Northern Santa Fe Corp............     109,040      3,271,200
   CSX Corp.....................................      60,456      2,118,983
   FedEx Corp./(1)/.............................      84,955      4,536,597
   Norfolk Southern Corp........................     110,483      2,583,093
   Union Pacific Corp...........................      71,698      4,537,049
                                                             --------------
                                                                 17,046,922
                                                             --------------
   Trucking & Leasing (0.02%):
   Ryder System Inc.............................      17,627        477,515
                                                             --------------
                                                                    477,515
                                                             --------------
   Total Common Stocks (Cost: $2,875,906,437)...              2,587,936,349
                                                             --------------
    Short Term Instruments (2.31%):
                                                    Face
   Security                                        Amount         Value
   --------                                      ----------- --------------
   Barclays Global Investors Funds
    Institutional Money Market Fund,
    Institutional Shares........................ $39,152,356     39,152,356
   Dreyfus Money Market Fund....................   1,593,085      1,593,085
   General Electric Commercial Paper
    1.78%, 07/09/02.............................   9,500,000      9,500,000
   Goldman Sachs Financial Square Prime
    Obligation Fund.............................     170,019        170,019
   Providian Temp Cash Money Market Fund........   7,165,422      7,165,422
   U.S. Treasury Bill
    1.68%/(2)/, 09/26/02/(3)/...................   2,500,000      2,489,970
                                                             --------------
   Total Short Term Instruments
    (Cost: $60,070,746).........................                 60,070,852
                                                             --------------
   Total Investments in Securities (101.69%)
    (Cost $2,935,977,183).......................              2,648,007,201
                                                             --------------
   Other Assets, Less Liabilities (-1.69%)......                (44,023,515)
                                                             --------------
   Net Assets (100.00%).........................             $2,603,983,686
                                                             ==============

--------
/(1)/Non-income earning securities.
/(2)/Yield to Maturity.
/(3)/This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio


 Statement of Assets and Liabilities

                                                         June 30, 2002
                                                           (Unaudited)
         Assets:
         Investments at cost........................... $2,935,977,183
                                                        --------------
         Investments in securities, at value (including
          securities on loan/(1)/) (Note 1)............ $2,648,007,201
         Receivables:
         Dividends and interest........................      3,732,669
                                                        --------------
           Total Assets................................  2,651,739,870
                                                        --------------
         Liabilities:
         Payables:
         Due to broker -- variation margin.............         48,660
         Collateral for securities loaned (Note 4).....     47,458,401
         Due to bank...................................            302
         Advisory fees (Note 2)........................        248,821
                                                        --------------
           Total Liabilities...........................     47,756,184
                                                        --------------
         Net Assets.................................... $2,603,983,686
                                                        ==============

--------
/(1)/Securities on loan with a market value of $45,040,990. See Note 4.
 Statement of Operations

                                   For the Six Months Ended June 30, 2002
                                                              (Unaudited)
      Net Investment Income:
      Dividends/(2)/...................................... $  19,886,094
      Interest............................................       780,355
      Securities lending income...........................        58,836
                                                           -------------
        Total investment income...........................    20,725,285
                                                           -------------
      Expenses (Note 2):
      Advisory fees.......................................       699,680
                                                           -------------
        Total expenses....................................       699,680
                                                           -------------
      Net investment income...............................    20,025,605
                                                           -------------
      Realized and Unrealized Gain (Loss) on
       Investments:
      Net realized loss on sale of investments............   (67,846,000)
      Net realized loss on sale of futures contracts......   (11,308,276)
      Net change in unrealized appreciation (depreciation)
       of investments.....................................  (340,189,160)
      Net change in unrealized appreciation (depreciation)
       of futures contracts...............................    (1,017,949)
                                                           -------------
      Net loss on investments.............................  (420,361,385)
                                                           -------------
      Net decrease in Net Assets Resulting From
       Operations......................................... $(400,335,780)
                                                           =============

--------
/(2)/Net of foreign withholding tax of $113,874.

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio



  Statements of Changes in Net Assets
                                                 For the Six       For the
                                                 Months Ended     Year Ended
                                                   June 30,      December 31,
                                                     2002            2001
                                               ---------------  --------------
                                                 (Unaudited)
 Increase (Decrease) in Net Assets
 Operations:
  Net investment income....................... $    20,025,605  $   37,024,939
  Net realized loss...........................     (79,154,276)    (12,632,674)
  Net change in unrealized appreciation
    (depreciation)............................    (341,207,109)   (404,143,934)
                                               ---------------  --------------
 Net decrease in net assets resulting from
  operations..................................    (400,335,780)   (379,751,669)
                                               ---------------  --------------
 Interestholder Transactions:
  Contributions...............................     567,000,337     931,988,808
  Withdrawals.................................    (354,594,821)   (988,412,872)
                                               ---------------  --------------
 Net increase (decrease) in net assets
  resulting from interestholder transactions..     212,405,516     (56,424,064)
                                               ---------------  --------------
 Decrease in net assets.......................    (187,930,264)   (436,175,733)
 Net Assets:
  Beginning of period.........................   2,791,913,950   3,228,089,683
                                               ---------------  --------------
  End of period...............................  $2,603,983,686  $2,791,913,950
                                               ===============  ==============



  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

                         Notes to Financial Statements
                                 June 30, 2002
                                  (Unaudited)


1. Significant Accounting Policies

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

   These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

   The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

   The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S.
Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value.
Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

   Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

Federal Income Taxes

   MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

   It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

                                   Continued

S&P 500 Index Master Portfolio

                                 June 30, 2002
                                  (Unaudited)



Futures Contracts

   The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

   As of June 30, 2002, the open futures contracts outstanding were as follows:

                                                             Notional       Net
                               Number of Futures Expiration  Contract    Unrealized
Master Portfolio               Contracts  Index     Date      Value     Depreciation
----------------               --------- ------- ---------- ----------- ------------
S&P 500 Index Master Portfolio    66     S&P 500  09/19/02  $16,336,650  $(748,425)

   The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $2,500,000.

Repurchase Agreements

   The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at June 30, 2002.

2. Agreements and other Transactions With Affiliates

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

   MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds

                                   Continued

S&P 500 Index Master Portfolio

                                 June 30, 2002
                                  (Unaudited)


that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

   Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds.
The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

   Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. Investment Portfolio Transactions

   Investment transactions (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

           Purchases at cost............................ $339,680,588
           Sales proceeds...............................   89,021,608

   At June 30, 2002, the cost of investments for federal income tax purposes was $2,935,977,183. Net unrealized depreciation aggregated $287,969,982, of which $304,824,250 represented gross unrealized appreciation on securities and $592,794,232 represented gross unrealized depreciation on securities.

4. Portfolio Securities Loaned

   The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

   As of June 30, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at June 30, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

                                   Continued

S&P 500 Index Master Portfolio

                                 June 30, 2002
                                  (Unaudited)



5. Financial Highlights

   Financial highlights for the Master Portfolio were as follows:

                                   Six Months      Year Ended   Year Ended  Period Ended    Year Ended   Year Ended   Year Ended
                                      Ended       December 31, December 31, December 31,   February 28, February 28, February 28,
                                  June 30, 2002       2001         2000      1999/(1)/         1999         1998         1997
                                  -------------   ------------ ------------ ------------   ------------ ------------ ------------
                                   (Unaudited)
Ratio of expenses to average net
 assets/(2)/.....................     0.05 %          0.05 %      0.05 %        0.05%          0.05%        0.05%        0.05%
Ratio of net investment income to
 average net assets/(2)/.........     1.43 %          1.31 %      1.22 %        1.44%          1.61%        1.89%        2.31%
Portfolio turnover rate..........        3 %             9 %        10 %          7 %           11 %          6 %          4 %
Total return.....................   (13.16)%/(3)/   (11.96)%     (9.19)%       19.82%/(3)/    19.65%       34.77%       25.97%

--------
/(1)/For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
/(2)/Annualized for periods of less than one year.
/(3)/Not annualized.

                                                                          08/02